Discontinued Operation - Schedule of Gain on Disposal of Cold Storage Equipment and Termination of Lease Agreements (Details) - Mar. 31, 2023	HKD ($)	USD ($)
Discontinued Operation [Line Items]
Total consideration	$ 73,067,006	$ 9,308,017
Property and equipment, net	14,041,380	1,788,734
Deposits paid	27,022,797	3,442,438
Contracts receivable	23,588,571	3,004,952
Prepayments	1,611,408	205,277
Accounts payable	(35,492,631)	(4,521,412)
Deposit received	(7,867,458)	(1,002,237)
Deferred tax liabilities	(1,853,462)	(236,113)
Net assets and liabilities derecognized	21,050,605	2,681,639
Gain on disposal of cold storage equipment and termination of lease agreements	52,016,401	6,626,378
Consideration – transfer of cold storage equipment [Member]
Discontinued Operation [Line Items]
Total consideration	69,000,000	8,789,920
Consideration – termination of lease agreements [Member]
Discontinued Operation [Line Items]
Total consideration	$ 4,067,006	$ 518,097